Geographical Information (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	$ 219,428	$ 136,850
Canada [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	142,654	83,402
USA [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	32,664	51,672
Argentina [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	31,927	665
Paraguay [Member]
Geographical Information (Details) - Schedule of property, plant and equipment [Line Items]
Property, Plant And Equipment	$ 12,183	$ 1,111